Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Corporate Credit Facility—As further described in Note 9, the Credit Agreement was amended in April 2019.
Abraaj Group—In April 2019, the Company completed its previously announced acquisition of the private equity platform of The Abraaj Group in Latin America, which was rebranded as Colony Latam Partners. Colony Latam Partners will continue to be headed by its existing senior management team. The core strategy of the platform will focus on investing growth capital in mid-cap companies in the Latin American region.	Subsequent Events
Common Stock Repurchase
Between January 1, 2019 and February 25, 2019, the Company repurchased 652,311 shares of its class A common stock at an aggregate cost of $3.2 million, excluding commissions, or a weighted average price of $4.84 per share. As of February 25, 2019, $246.7 million of the previously authorized $300 million was remaining in its stock repurchase program.
Acquisition of Real Estate
In February 2019, the Company acquired 54 buildings in its industrial segment (of which four buildings are under construction and expected to close over the next six months) at a purchase price of $1.16 billion, part of which includes the initiation of a new bulk industrial strategy that is expected to be complementary to, and synergistic with, the existing light industrial platform. In connection with the acquisition, the Company closed on a $500 million floating rate unsecured term debt and replaced the existing $400 million credit facility within its industrial segment with a $600 million facility that was $142 million drawn at closing. The combined financing is secured by the light industrial portfolio and is non-recourse to the Company. Separately, the Company also obtained a $235 million first mortgage debt secured by the bulk industrial portfolio. All of the assets and related liabilities of the industrial segment were classified as held for sale upon acquisition.
The Company closed on the sale of the light industrial portfolio and the related management platform in December 2019, and is in the process of negotiating a sale of the bulk industrial portfolio.